Other Income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and expenses
Schedule of other income and expenses

The Corporation recorded other income and expenses for the years ended December 31, 2019 and 2018 as follows:

	2019	2018

Credit Facility fee – warrants	$(389)	$(930)
Interest on lease liabilities	(162)	—
Interest income	164	241
Foreign exchange gain (loss)	(41)	(15)
Other income (expenses)	(83)	(68)
	$(511)	$(772)